Note 4 - Loans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable with Variable Rates of Interest	$ 152,262	$ 104,261
Loans and Leases Receivable, Related Parties, Additions	584
Financing Receivable, Nonaccrual, Interest Income	431	354	$ 281
Minimum Default Loan Limit To Be Considered For Individually Evaluation Of Impaired Financing Receivable	100
Financing Receivable, Excluding Accrued Interest, Modified, Interest Income	124
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	0
Financing Receivable, Modified, Accumulated	2,224
Financing Receivable, Modified, Unused Commitments	0
Financing Receivable, Modified, Allowance for Credit Loss	142
Financing Receivable, Modified, Commitment to Lend	0
Financing Receivable, Excluding Accrued Interest, Modified, after 12 Months	0
Financing Receivable, Revolving, Converted to Term Loan	0
Director [Member] | Letter of Credit [Member]
Commitment to Extend Credit, Letter of Credit, Maximum Availability	0	2,275
Loans and Leases Receivable, Related Parties, Additions	0	0
Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member]
Mortgage Loans in Process of Foreclosure, Amount	$ 0	$ 0
Maximum [Member] | Commercial Portfolio Segment [Member]
Loan To Value Ratio	80.00%
Maximum [Member] | Residential Portfolio Segment [Member]
Loan To Value Ratio	80.00%
Minimum [Member] | Commercial Portfolio Segment [Member]
Loan To Value Ratio	50.00%
Real Estate [Member] | Maximum [Member]
Loan To Value Ratio	80.00%